Portfolio of investments—September 30, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 1.03%
California: 1.03%
Nuveen California AMT-Free Quality Municipal Income Fund Muni Fund Preferred Shares Series A (54 shares) 2.91% 144A	$ 5,400,000	$ 5,400,000
Total Closed end municipal bond fund obligations (Cost $5,400,000)		5,400,000

	Interest rate	Maturity date
Municipal obligations: 97.82%
California: 92.69%
Airport revenue: 8.24%
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00%	12-31-2023	1,100,000	1,115,911
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2024	1,115,000	1,130,711
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2024	750,000	764,909
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2027	450,000	461,186
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2028	390,000	400,282
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2029	3,815,000	3,906,600
Los Angeles CA Department of Airports Airport Revenue AMT Subordinated Los Angeles International Airport	5.00	5-15-2024	2,000,000	2,039,543
Los Angeles CA Department of Airports Airport Revenue AMT Subordinated Los Angeles International Airport	5.00	5-15-2028	2,000,000	2,092,288
Los Angeles CA Department of Airports Airport Revenue AMT Subordinated Los Angeles International Airport	5.00	5-15-2028	2,705,000	2,829,819
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2024	5,000,000	5,098,858
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2025	6,000,000	6,182,296
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2026	2,500,000	2,592,232
Los Angeles CA Department of Airports AMT Subordinate Bond Series C	5.00	5-15-2024	4,315,000	4,400,314
Palm Springs CA Airport Passenger Facility Charge Revenue Palm Springs International Airport (BAM Insured)	5.00	6-1-2027	1,205,000	1,236,257
Port of Oakland Revenue Refunding Bond Series 11	5.00	11-1-2023	70,000	71,330
Port of Oakland Revenue Refunding Bond Series 11	5.00	11-1-2023	130,000	132,580
Port of Oakland Revenue Refunding Intermediate Lien Series E	5.00	11-1-2026	1,200,000	1,261,619
Sacramento CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2023	2,585,000	2,612,081
Sacramento CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2024	1,760,000	1,797,915
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2027	750,000	776,766
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2028	1,000,000	1,041,791
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2029	1,000,000	1,047,484
San Francisco CA City & County Refunding Bond AMT Second Series A	5.50	5-1-2028	250,000	251,888
				43,244,660
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 7.57%
California CDA Revenue Bond California Baptist University Series A 144A	3.00%	11-1-2022	$ 485,000	$ 484,715
California CDA Revenue Bond California Baptist University Series A 144A	5.13	11-1-2023	290,000	292,443
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2024	550,000	563,259
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2026	325,000	340,866
California Infrastructure and Economic Development Bank Colburn School Series 2022 (SIFMA Municipal Swap +0.90%) ±	3.36	8-1-2072	5,000,000	4,919,102
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A	6.00	8-1-2023	155,000	158,312
California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Project Series A 144A	3.88	7-1-2028	1,310,000	1,223,469
California Municipal Finance Authority Revenue Bond Institute Arts	4.00	10-1-2033	250,000	228,657
California Municipal Finance Authority Revenue Bond Institute Arts	4.00	10-1-2035	350,000	312,697
California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	823,073
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2022	250,000	250,000
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2023	225,000	227,529
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2024	275,000	280,446
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2025	275,000	281,174
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2026	300,000	308,168
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2024	600,000	618,242
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2025	600,000	625,384
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2026	625,000	657,820
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2027	650,000	691,362
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2028	700,000	751,994
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2029	470,000	508,008
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2030	500,000	543,416
California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,110,000	1,109,926
California School Finance Authority Charter School Revenue Aspire Public Schools Issue #5 Series 144A	2.13	8-1-2031	500,000	394,508
California School Finance Authority Charter School Revenue Classical Academies Vista Project 144A	3.00	10-1-2031	375,000	320,512
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2023	285,000	286,547
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2024	380,000	384,202
See accompanying notes to portfolio of investments

2  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00%	7-1-2026	$ 420,000	$ 427,708
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2027	440,000	448,705
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2028	465,000	474,024
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2029	485,000	493,569
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2030	510,000	517,245
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2031	535,000	538,305
California School Finance Authority Charter School Revenue Hawking Steam Charter School 144A	5.00	7-1-2032	565,000	565,277
California School Finance Authority Charter School Revenue Santa Clarita Valley International School Project 144A	4.00	6-1-2031	260,000	240,822
California School Finance Authority Classical Academies Project Series A 144A	3.25	10-1-2022	670,000	670,000
California School Finance Authority Coastal Academy Project Series A 144A	5.00	10-1-2022	75,000	75,000
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2026	400,000	401,554
California School Finance Authority School Facility Revenue Granada Hills Charter 144A	4.00	7-1-2029	620,000	598,496
California University Revenue Systemwide Series B2	0.55	11-1-2049	6,500,000	5,466,589
Fullerton CA PFA Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2029	360,000	362,608
Fullerton CA PFA Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2031	415,000	413,120
Fullerton CA PFA Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2033	325,000	320,110
University of California Series AK	5.00	5-15-2048	10,000,000	10,120,841
				39,719,804
GO revenue: 27.15%
Bassett Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2023	725,000	734,824
Cajon Valley California Union School District Refunding	5.00	8-1-2026	340,000	362,888
Cajon Valley California Union School District Refunding	5.00	8-1-2027	200,000	216,224
California Refunding Bond Various Purpose	4.00	9-1-2026	6,000,000	6,171,119
California Refunding Bond Various Purpose	5.00	11-1-2022	2,500,000	2,503,803
California Refunding Bond Various Purpose	5.00	10-1-2023	8,400,000	8,557,777
California Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	3,676,402
California Refunding Bond Various Purpose	5.25	10-1-2022	2,750,000	2,750,000
California Refunding Bond Various Purpose Bidding Group C (BAM Insured)	5.00	9-1-2027	8,500,000	9,069,371
California Series A (State Street Bank & Trust Company LOC) ø	2.60	5-1-2048	500,000	500,000
California Series B	5.00	9-1-2023	10,730,000	10,915,452
California Series E (SIFMA Municipal Swap +0.43%) ±	2.89	12-1-2029	3,050,000	3,046,707
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2031	300,000	276,106
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2032	350,000	315,096
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2034	300,000	259,807
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2035	250,000	211,451
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2036	350,000	289,466
El Monte CA City School District CAB BAN ¤	0.00	4-1-2023	2,000,000	1,965,047
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00%	8-1-2023	$ 805,000	$ 817,358
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2023	195,000	197,642
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2024	150,000	154,311
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2025	170,000	177,117
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2026	235,000	247,953
Kern Community College District CAB BAN ¤	0.00	8-1-2023	2,000,000	1,947,262
Local Public Schools Funding Bond Authority School Facilities Improvement District #2016-1 CA 2020 Election Series B (AGM Insured)	3.00	8-1-2033	225,000	197,293
Local Public Schools Funding Bond Authority School Facilities Improvement District #2016-1 CA 2020 Election Series B (AGM Insured)	3.00	8-1-2034	375,000	321,977
Local Public Schools Funding Bond Authority School Facilities Improvement District #2016-1 CA 2020 Election Series B (AGM Insured)	3.00	8-1-2035	520,000	437,557
Long Beach CA Harbor Revenue AMT Series C	5.00	5-15-2027	500,000	521,617
Los Angeles CA Community College District 2008 Election Series L 1	5.00	8-1-2025	20,000,000	21,002,480
Los Angeles CA Tax and Revenue Anticipation Notes	4.00	6-29-2023	10,000,000	10,068,100
Los Angeles CA Unified School District Refunding Bond Series D	5.00	7-1-2023	6,180,000	6,269,762
Los Angeles CA Unified School District Series C	4.00	7-1-2032	1,000,000	1,014,753
Newman-Crows Landing CA Unified School District CAB Series 2022 ¤	0.00	8-1-2025	2,000,000	1,789,751
Oak Valley Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2023	755,000	764,852
Oakland CA Unified School District Alameda	5.00	8-1-2029	10,125,000	10,736,753
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	618,211
Oakland CA Unified School District Refunding Bond	5.00	8-1-2025	1,540,000	1,608,698
Oakland CA Unified School District Refunding Bond Measure B Series B	5.00	8-1-2026	500,000	529,399
Oakland CA Unified School District Refunding Bond Measure J Series C	5.00	8-1-2025	795,000	830,464
Palomar CA Pomerado Health CAB Electric Series A (NPFGC Insured) ¤	0.00	8-1-2025	1,000,000	891,413
Pittsburg CA Unified School District (AGM Insured)	4.00	8-1-2031	150,000	152,846
Pittsburg CA Unified School District (AGM Insured)	4.00	8-1-2032	250,000	253,472
Sacramento CA City Unified School District Election of 2012 Measure Q Series E	5.00	8-1-2029	1,500,000	1,604,236
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2030	150,000	152,078
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2031	200,000	201,833
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2032	200,000	200,658
Sacramento CA City Unified School District Election of 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2033	200,000	199,178
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	1.25	8-1-2029	435,000	353,594
See accompanying notes to portfolio of investments

4  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	4.00%	8-1-2031	$ 875,000	$ 889,528
San Diego CA Unified School District Election 2018 Series F 2 Green %%	5.00	7-1-2024	20,000,000	20,628,934
San Diego CA Unified School District Tax And Revenue Anticipation Notes Series A	4.00	6-30-2023	1,500,000	1,510,243
San Gorgonio Memorial Healthcare District Refunding Bond	4.00	8-1-2027	1,090,000	1,046,766
San Gorgonio Memorial Healthcare District Refunding Bond	4.00	8-1-2030	580,000	539,613
San Gorgonio Memorial Healthcare District Refunding Bond	5.00	8-1-2023	1,000,000	1,002,049
Sierra Kings Health Care District Refunding Bond	4.00	8-1-2023	405,000	406,664
Sierra Kings Health Care District Refunding Bond	4.00	8-1-2024	420,000	423,068
				142,531,023
Health revenue: 9.25%
California CDA Adventist Health Systems West Series A	5.00	3-1-2024	800,000	816,912
California CDA Emanate Health Series A	5.00	4-1-2028	755,000	791,132
California CDA Emanate Health Series A	5.00	4-1-2029	795,000	834,002
California CDA Health Facilities Catholic Series F (AGM Insured) €	2.00	7-1-2040	1,000,000	1,000,000
California CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2022	395,000	395,000
California CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2023	500,000	506,839
California CDA Huntington Memorial Hospital	5.00	7-1-2025	500,000	519,430
California CDA Huntington Memorial Hospital	5.00	7-1-2026	500,000	524,869
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2026	250,000	252,474
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2027	300,000	301,652
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2028	250,000	250,263
California HFFA Common Spirit Health Series A	5.00	4-1-2032	1,500,000	1,554,327
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,034,936
California HFFA Memorial Health Services Series A	5.00	10-1-2023	2,475,000	2,475,000
California HFFA On Lok Senior Health Services Series 2020	3.00	8-1-2025	475,000	461,912
California HFFA On Lok Senior Health Services Series 2020	3.00	8-1-2028	400,000	377,520
California HFFA On Lok Senior Health Services Series 2020	3.00	8-1-2030	210,000	194,276
California HFFA Providence St Joseph Health Series B	2.00	10-1-2036	5,000,000	4,749,979
California HFFA Revenue Adventist Health Series A	3.00	3-1-2041	2,400,000	2,366,203
California HFFA Stanford Heath Care Series A	3.00	8-15-2054	4,700,000	4,662,336
California HFFA Sutter Health Series A	5.00	11-15-2023	2,500,000	2,543,612
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2023	735,000	739,532
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	511,666
California Municipal Finance Authority Open Door Community Health	4.00	9-15-2030	790,000	812,363
California Municipal Finance Authority Open Door Community Health	4.00	9-15-2033	890,000	890,310
California Municipal Finance Authority Revenue Bond Community Medical Centers Series A	5.00	2-1-2025	1,000,000	1,027,716
California Municipal Finance Authority Revenue Insured Carmel Valley Manor Project	5.00	5-15-2024	185,000	189,768
California Municipal Finance Authority Revenue Insured Carmel Valley Manor Project	5.00	5-15-2025	200,000	207,998
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  5

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California Municipal Finance Authority Revenue Insured Carmel Valley Manor Project	5.00%	5-15-2026	$ 185,000	$ 194,822
California Municipal Finance Authority Revenue Refunding Bond Channing House Project Series A	5.00	5-15-2023	925,000	934,991
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	414,416
California Municipal Finance Authority Revenue Refunding Bond Paradise Valley Estates Project Series B1	2.25	7-1-2025	1,860,000	1,786,986
California Municipal Finance Authority Revenue Refunding Bond Series A 144A	5.00	11-1-2029	1,170,000	1,179,680
California Municipal Finance Authority Revenue Refunding Bonds Eisenhower Medical Center Series A	5.00	7-1-2027	1,650,000	1,706,732
California Municipal Finance Authority Senior Living Revenue Bonds Series 2022-B1	2.75	11-15-2027	520,000	464,930
California Municipal Finance Authority Senior Living Revenue Bonds Series 2022-B2	2.13	11-15-2026	565,000	516,498
California PFA Revenue Bond Henry Mayo Newhall Hospital Series A	4.00	10-15-2028	360,000	349,330
California PFA Revenue Bond Henry Mayo Newhall Hospital Series B	4.00	10-15-2051	690,000	624,083
California PFA Senior Living Revenue Refunding Bond Enso Village Project Series B2 144A	2.38	11-15-2028	1,000,000	868,923
California Statewide Communities American Baptist Homes West	5.00	10-1-2026	720,000	739,067
California Statewide Communities American Baptist Homes West	5.00	10-1-2027	1,000,000	1,025,242
California Statewide Communities American Baptist Homes West	5.00	10-1-2028	1,125,000	1,153,381
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2022	375,000	375,335
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2023	300,000	303,350
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2024	300,000	305,983
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2025	330,000	339,209
Sierra View Local Health Care District Revenue Refunding Bond	4.00	7-1-2023	500,000	501,178
Sierra View Local Health Care District Revenue Refunding Bond	4.00	7-1-2025	580,000	580,134
Sierra View Local Health Care District Revenue Refunding Bond	5.00	7-1-2027	630,000	656,061
Sierra View Local Health Care District Revenue Refunding Bond	5.00	7-1-2029	630,000	661,803
Washington Township Health Care District Refunding Bond Series A	4.00	7-1-2033	275,000	252,859
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2023	600,000	605,187
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2029	350,000	363,908
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2030	300,000	312,587
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2031	325,000	335,054
				48,543,756
Housing revenue: 4.95%
California CDA Lancer Educational Student Housing Project Series A 144A	3.00	6-1-2029	710,000	612,835
See accompanying notes to portfolio of investments

6  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California CDA Student Housing Revenue Series 2021 (BAM Insured)	5.00%	5-15-2026	$ 1,605,000	$ 1,675,771
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2029	200,000	202,640
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2030	325,000	328,543
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	5,003,101	4,758,997
California HFA Municipal Certificates Series 2021-1 Class A	3.50	11-20-2035	2,934,540	2,535,216
California Independent Cities Finance Authority Mobile Home Park Revenue Refunding Bond Union City Tropics	4.25	5-15-2024	745,000	753,159
California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,492,938
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00	5-15-2024	1,200,000	1,218,148
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00	5-15-2025	3,435,000	3,509,886
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	4.00	5-15-2032	700,000	677,491
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2029	400,000	423,219
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2030	450,000	477,502
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2031	400,000	424,637
FHLMC Multifamily Certificates Series M 057 Class A	2.40	10-15-2029	5,980,000	5,471,940
Sacramento CA Housing Authority MFHR (FNMA Insured, FNMA LIQ) ø	2.30	7-15-2029	405,000	405,000
				25,967,922
Industrial development revenue: 0.59%
San Francisco CA City & County Airports Commission International Airport Revenue AMT Special Facilities Lease SFO Fuel Company Series 2019A	5.00	1-1-2025	3,000,000	3,077,113
Miscellaneous revenue: 12.00%
California CDA Community Infrastructure Program Revenue Series A	4.00	9-2-2027	390,000	371,179
California CDA Community Infrastructure Program Revenue Series A	4.00	9-2-2028	260,000	245,130
California CDA Monterey County Savers Bond Program (BAM Insured)	5.00	8-1-2027	2,185,000	2,320,383
California CDA Refunding Bond (AGM Insured)	5.00	11-15-2022	200,000	200,460
California HFA Revenue Bonds (San Francisco Supportive Housing -833 Bryant Apartments) 2020 Issue N- Social Bonds	5.00	4-1-2029	630,000	683,666
California HFA Revenue Bonds (San Francisco Supportive Housing -833 Bryant Apartments) 2020 Issue N- Social Bonds	5.00	4-1-2031	730,000	795,661
California Infrastructure and Economic Development Bank J Paul Getty Trust Series 2021-B2	3.00	10-1-2047	11,390,000	11,250,134
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  7

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
California Infrastructure And Economic Development Bank Lease Revenue California St Teachers Retirement	5.00%	8-1-2027	$ 400,000	$ 427,093
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	4.00	11-1-2031	175,000	164,876
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2026	275,000	282,611
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2027	290,000	298,949
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2028	200,000	206,586
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2029	210,000	217,062
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2030	220,000	226,716
California Public Works Board Department of Corrections & Rehabilitation Series C	5.00	10-1-2022	1,500,000	1,500,000
California Public Works Board Department of Corrections & Rehabilitation Series D	5.00	9-1-2025	1,160,000	1,193,474
California Public Works Board Judicial Council Projects Series B	5.00	10-1-2022	500,000	500,000
California Public Works Board Lease Revenue Refunding Bond Various Capital Project Series C	5.00	8-1-2025	2,530,000	2,654,016
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	1,944,318
Desert Sands Unified School District Certificate of Participation (BAM Insured)	5.00	3-1-2024	1,500,000	1,535,244
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2026	140,000	142,084
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2027	365,000	370,715
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2028	255,000	259,533
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2029	265,000	270,453
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2030	275,000	279,040
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2031	285,000	287,107
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2028	500,000	503,756
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2030	550,000	554,520
Inglewood CA Unified School District School Facilities Authority (AGM Insured)	5.25	10-15-2023	4,235,000	4,272,683
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2023	800,000	807,662
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	866,033
Irvine CA Limited Obligation Improvement Reassessment District	4.00	9-2-2029	1,220,000	1,229,863
Irvine CA Limited Obligation Improvement Reassessment District (BAM Insured)	4.00	9-2-2033	270,000	264,726
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2029	485,000	478,327
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2030	505,000	492,533
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2031	525,000	505,790
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2032	550,000	522,557
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2033	570,000	537,814
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2034	595,000	557,985
See accompanying notes to portfolio of investments

8  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Lodi CA PFA Electric Refunding Bond (AGM Insured)	5.00%	9-1-2024	$ 1,100,000	$ 1,134,005
Los Angeles CA Municipal Improvement Corporation Lease Revenue Series C	5.00	11-1-2030	2,340,000	2,614,011
Los Angeles CA Public Works Series D	5.00	12-1-2027	1,605,000	1,693,211
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B	5.00	10-1-2025	1,875,000	1,875,000
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2029	520,000	551,245
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2030	710,000	747,928
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2031	745,000	779,699
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2022	800,000	802,282
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2023	815,000	820,802
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2025	250,000	261,044
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2027	350,000	374,436
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2029	380,000	415,423
Santa Barbara County CA Solid Waste System Revenue Certificate of Participation AMT Series B	5.00	12-1-2029	600,000	640,034
Santa Clara County CA Financing Capital Projects Series A	4.00	2-1-2024	6,000,000	6,003,672
Sutter Butte Flood Control Agency Assessment (BAM Insured)	5.00	10-1-2023	1,280,000	1,303,775
Sutter Butte Flood Control Agency Assessment (BAM Insured)	5.00	10-1-2024	715,000	740,117
Sutter Butte Flood Control Agency Assessment (BAM Insured)	5.00	10-1-2025	1,575,000	1,653,725
Visalia CA Certificate of Participation (AGM Insured)	5.00	12-1-2022	335,000	335,902
				62,967,050
Tax revenue: 12.60%
California Community Facilities District #2015-01	5.00	9-1-2027	335,000	344,753
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2022	600,000	600,000
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2023	1,735,000	1,762,489
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	1,816,124
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2027	580,000	587,000
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2029	500,000	506,781
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2031	600,000	604,691
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2024	660,000	678,553
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	608,131
Compton CA Community Redevelopment Agency Successor Agency Tax Allocation Refunding Series A (AGM Insured)	5.00	8-1-2025	4,095,000	4,231,832
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,040,400
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Fontana CA Special Tax Community Facilities District #90 Summit	3.00%	9-1-2025	$ 110,000	$ 103,685
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2026	110,000	108,356
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2027	125,000	122,520
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2028	255,000	248,513
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2030	140,000	133,822
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2032	300,000	280,565
Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,021,239
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (BAM Insured)	5.00	10-1-2022	3,015,000	3,015,000
Hollister CA RDA Refunding Bond Hollister Community Development Project (BAM Insured)	5.00	10-1-2026	700,000	723,425
Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (BAM Insured)	5.00	5-1-2025	1,000,000	1,035,948
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	380,357
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	892,671
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	422,694
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2024	600,000	605,882
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	5.00	9-1-2025	550,000	571,958
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)	5.00	6-1-2027	350,000	373,764
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	365,000	368,577
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	325,000	334,306
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2023	780,000	790,889
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2024	1,115,000	1,151,558
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2025	775,000	816,025
River Islands PFA Special Tax Communities Facilities District #2021-1	4.00	9-1-2030	200,000	189,904
River Islands PFA Special Tax Communities Facilities District #2021-1	4.00	9-1-2031	500,000	469,095
River Islands Public Financing Authority California Special Tax Refunding Community Facilities District #2003 1 (AGM Insured)	5.00	9-1-2026	130,000	137,599
River Islands Public Financing Authority California Special Tax Refunding Community Facilities District #2003 1 (AGM Insured)	5.00	9-1-2027	225,000	240,578
River Islands Public Financing Authority California Special Tax Refunding Community Facilities District #2003 1 (AGM Insured)	5.00	9-1-2028	200,000	215,722
River Islands Public Financing Authority California Special Tax Refunding Community Facilities District #2003 1 (AGM Insured)	5.00	9-1-2029	200,000	217,303
See accompanying notes to portfolio of investments

10  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
River Islands Public Financing Authority California Special Tax Refunding Community Facilities District #2003 1 (AGM Insured)	5.00%	9-1-2030	$ 325,000	$ 354,350
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	855,717
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2023	400,000	406,833
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2029	300,000	323,138
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	1,943,347
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,666,468
Sacramento CA Transient Occupancy Tax Revenue Convention Center Complex Senior	5.00	6-1-2027	575,000	607,440
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2032	350,000	327,851
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2033	865,000	800,855
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2034	700,000	640,001
San Francisco CA City & County Improvement Area #2 Community Facilities District Series 2022 A 144A	4.00	9-1-2032	1,150,000	1,077,224
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2025	1,600,000	1,601,216
San Francisco CA City And County Infrastructure And Revitalization Financing District Number 1 Facilities Increment Series A 144A	5.00	9-1-2027	500,000	506,843
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2023	1,945,000	1,967,363
Santaluz Community Facilities District #2 CA Special Tax Refunding Bond Improvement Area #1	4.00	9-1-2030	435,000	437,749
Stockton CA RDA Refunding Bond Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,742,342
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	4.00	9-1-2027	1,150,000	1,172,328
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	4.50	9-1-2025	160,000	163,067
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2023	265,000	268,859
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2025	150,000	154,276
Successor Agency to the Riverside County CA RDA Desert Communities Project Series D	5.00	10-1-2022	445,000	445,000
Successor Agency to the Riverside County CA RDA Desert Communities Project Series D	5.00	10-1-2023	470,000	477,577
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2022	240,000	240,000
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2023	460,000	467,416
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø##	2.71	3-1-2036	14,000,000	14,000,000
Tracy CA Community Facilities District	4.00	9-1-2024	135,000	133,897
Tracy CA Community Facilities District	4.00	9-1-2025	155,000	152,853
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  11

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Tracy CA Community Facilities District	5.00%	9-1-2028	$ 425,000	$ 440,500
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2029	500,000	544,990
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2030	500,000	546,030
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2031	400,000	434,881
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,037,680
Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,015,462
Val Verde CA Unified School District (BAM Insured)	5.00	10-1-2022	665,000	665,000
Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	780,153
				66,151,415
Tobacco revenue: 1.39%
California County Tobacco Securitization Agency (Sonoma County Securitization Corporation) Tobacco Settlement Bonds Series 2020A	5.00	6-1-2029	950,000	994,658
California County Tobacco Securitization Agency (Sonoma County Securitization Corporation) Tobacco Settlement Bonds Series 2020A	5.00	6-1-2030	200,000	209,018
California County Tobacco Securitization Agency (Sonoma County Securitization Corporation) Tobacco Settlement Bonds Series 2020A	5.00	6-1-2031	225,000	234,215
California County Tobacco Securitization Agency (Sonoma County Securitization Corporation) Tobacco Settlement Bonds Series 2020A	5.00	6-1-2032	250,000	258,940
California County Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2030	450,000	470,292
California County Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2031	550,000	571,362
California County Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2032	300,000	310,136
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2026	3,000,000	3,190,751
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	1,000,000	1,079,073
				7,318,445
Transportation revenue: 0.83%
Bay Area Toll Authority Toll Bridge Revenue Sanitary Francisco Bay Area Series E (SIFMA Municipal Swap +0.41%) ±	2.87	4-1-2056	1,500,000	1,452,827
Sacramento CA Regional Transit District Revenue Refunding Bond Series A	5.00	3-1-2031	410,000	455,799
Sacramento CA Regional Transit District Revenue Refunding Bond Series A	5.00	3-1-2033	1,425,000	1,566,209
San Joaquin CA Transportation Corridor Agency Toll Road Revenue Refunding Bond Senior Lien Series A	5.00	1-15-2030	865,000	890,401
				4,365,236
Utilities revenue: 5.03%
California CDA PCR Refunding Bond Southern CA Edison Company Series A	1.75	9-1-2029	1,500,000	1,245,845
California Community Choice Financing Authority Clean Energy Project Revenue Series 2021-A	4.00	10-1-2052	11,650,000	11,529,776
See accompanying notes to portfolio of investments

12  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
California Community Choice Financing Authority Clean Energy Project Revenue Series A 1	4.00%	2-1-2027	$ 2,290,000	$ 2,267,878
California Community Choice Financing Authority Clean Energy Project Revenue Series A 1	4.00	2-1-2028	2,810,000	2,767,719
California Community Choice Financing Authority Clean Energy Project Revenue SIFMA Index Series B 2 Green Buildings (SIFMA Municipal Swap +0.45%) ±	2.91	2-1-2052	6,300,000	5,653,338
Los Angeles CA Department Water and Power Revenue Various Power System Series A2 (Royal Bank of Canada SPA) ø	2.30	7-1-2051	2,300,000	2,300,000
Vernon CA Electric System Series A	5.00	8-1-2026	600,000	614,672
				26,379,228
Water & sewer revenue: 3.09%
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Sumitomo Mitsui Banking Corporation LOC) ø	2.30	7-1-2035	4,600,000	4,600,000
Lower Tule River Irrigation District California Revenue Refunding Bond Series A	5.00	8-1-2027	680,000	725,124
Lower Tule River Irrigation District California Revenue Refunding Bond Series A	5.00	8-1-2031	700,000	764,443
Metropolitan Water District Southern California Waterworks Revenue Refunding Series B	3.00	7-1-2028	6,500,000	6,434,581
Middle Fork Project Finance Authority Revenue Refunding Bond	5.00	4-1-2029	3,525,000	3,689,761
				16,213,909
				486,479,561
Guam: 0.98%
Airport revenue: 0.25%
Guam Port Authority AMT Series B	5.00	7-1-2023	540,000	543,879
Guam Port Authority AMT Series B	5.00	7-1-2024	750,000	761,720
				1,305,599
Miscellaneous revenue: 0.73%
Guam Education Financing Foundation Certificate of Participation Refunding Bond Series A	5.00	10-1-2023	3,840,000	3,847,574
				5,153,173
Illinois: 2.36%
Miscellaneous revenue: 1.94%
Illinois Refunding Bond	5.00	2-1-2025	10,000,000	10,169,734
Tax revenue: 0.42%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2025	650,000	662,897
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	1,500,000	1,552,571
				2,215,468
				12,385,202
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  13

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 0.20%
Tax revenue: 0.20%
New Jersey COVID-19 Emergency Series A	5.00%	6-1-2027	$ 1,000,000	$ 1,061,256
New York: 1.03%
Airport revenue: 0.08%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2032	400,000	403,291
Industrial development revenue: 0.95%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	4,982,408
				5,385,699
Texas: 0.56%
Industrial development revenue: 0.56%
Houston TX Airport System AMT Revenue Refunding Bond United Airlines Incorporated Terminal E Project	5.00	7-1-2029	3,000,000	2,942,633
Total Municipal obligations (Cost $537,216,118)				513,407,524

		Yield	Shares
Short-term investments: 1.60%
Investment companies: 1.60%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		2.10	8,410,343	8,415,389
Total Short-term investments (Cost $8,415,389)				8,415,389
Total investments in securities (Cost $551,031,507)	100.45%			527,222,913
Other assets and liabilities, net	(0.45)			(2,348,659)
Total net assets	100.00%			$524,874,254

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

14  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$26,507,817	$131,066,805	$(149,159,233)	$1,051	$(1,051)	$8,415,389	8,410,343	$88,381
See accompanying notes to portfolio of investments

Allspring California Limited-Term Tax-Free Fund  |  15

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$5,400,000	$0	$5,400,000
Municipal obligations	0	513,407,524	0	513,407,524
Short-term investments
Investment companies	8,415,389	0	0	8,415,389
Total assets	$8,415,389	$518,807,524	$0	$527,222,913
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

16  |  Allspring California Limited-Term Tax-Free Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)

For the three months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring California Limited-Term Tax-Free Fund  |  17